Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2024
Reportable Segments [Abstract]
Schedule of Reported Segment Results of Operation	The following is information about reportable segment results of operation:
	Software solutions	IT professional services	Unallocated expense	Total

2022
Total revenues	$99,374	$467,418	$-	$566,792
Expenses	72,115	427,446	5,469	505,030

Operating income (loss)	$27,259	$39,972	$(5,469)	$61,762

Depreciation and amortization	$10,321	$9,102	$372	$19,795

2023

Total revenues	$92,906	$442,146	$-	$535,052
Expenses	71,863	400,949	5,132	477,944

Operating income (loss)	$21,043	$41,197	$(5,132)	$57,108

Depreciation and amortization	$9,717	$10,432	$404	$20,553

2024

Total revenues	$94,903	$457,617	$-	$552,520
Expenses	69,268	417,746	4,269	491,283

Operating income (loss)	$25,635	$39,871	$(4,269)	$61,237

Depreciation and amortization	$8,204	$11,368	$1,190	$20,762

Schedule of Total Revenues

The following table presents total revenues classified according to geographical destination for the years ended December 31 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
United States	$308,485	$250,842	$229,076
Israel	205,258	214,129	244,520
Europe	39,247	55,180	62,409
Japan	10,121	10,847	12,673
Other	3,681	4,054	3,842

Total revenues	$566,792	$535,052	$552,520

Schedule of Long-Lived Assets	The Company’s long-lived assets are located as follows:
	December 31,
	2022	2023	2024
United States	$82,325	$77,120	$83,733
Israel	148,819	158,144	151,591
Europe	7,885	7,596	6,786
Japan	4,696	4,222	4,664
Other	2,905	3,347	3,202

	$246,630	$250,429	$249,976